-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number 3235-0570
                                                       Expiries: Nov. 30, 2005
                                                       Estimated average burden
                                                       Hours per response: 5.0
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2003

ITEM 1.   REPORT TO SHAREHOLDERS

          Armstrong Associates, Inc. June 30, 2003 Shareholders Report

SHAREHOLDERS REPORT                                                June 30, 2003

armstrong
associates
inc.

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS:


--------------------------------------------------------------------------------
The fiscal year of Armstrong Associates, Inc. ended June 30, 2003. At that time Armstrong had total net assets of $14,147,719 and a per share price of $10.85.

The total investment return (net capital gains and dividend income) for Armstrong for the fiscal year was +4.13%. For comparison, the Standard & Poor's 500 Index, a capitalization-weighted index consisting of 500 stocks, had a total return of +0.25%. The Value Line Composite Index of approximately 1,700 equally-weighted stocks had a price decline of -5.00%, not including any dividend return.

In terms of specific investment areas and stocks, above average results were seen in Armstrong's medically related investments, specifically Abbott Labs, Amgen and Medtronics. Media and advertising holdings also generally did well with Clear Channel and Omnicom both showing good gains as did the financial holdings in the portfolio, including Bank of America, Citigroup, and Washington Mutual. The strongest portfolio results were seen from Armstrong's technology investments, particularly Dell, Corning, Intel, IBM and Oracle.

Looking ahead, we believe that equity investments should continue to attract positive investor interest despite the likelihood of continuing international problems. As one important positive, the level of current interest rates for investment grade bonds offers a relatively low investment return alternative to equities. More to the point, stocks have generally declined significantly over the past three years and recently appear to have stabilized into a trading range over the last few months. While many stocks may still not seem particularly cheap to some investors, we believe that corporate earnings will have significant upside leverage in an improving economic environment from current levels. While the timing and magnitude of increased economic activity is uncertain, the potential for further market gains over the upcoming year is encouraging.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,

/s/ C. K. Lawson

C. K. Lawson

August 23, 2003

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES-- JUNE 30, 2003

--------------------------------------------------------------------------------
                                       Shares or
                                principal amount            Cost    Market value
--------------------------------------------------------------------------------
COMMON STOCK (91.07%)
  Industry and issue
    AEROSPACE (3.22%)
      The Boeing Company                   5,000    $    293,580    $    171,600
      United Technologies Corporation      4,000         254,750         283,320
---------------------------------------             ------------    ------------
                                                         548,330         454,920
---------------------------------------             ------------    ------------
    BROADCASTING AND MEDIA (8.49%)
      AOL Time Warner, Inc.*              30,000         208,193         482,700
      Clear Channel Communication          6,000         267,650         254,340
      Omnicom                              5,000         275,750         358,500
      Spanish Broadcasting                13,000         120,290         105,040
---------------------------------------             ------------    ------------
                                                         871,883       1,200,580
---------------------------------------             ------------    ------------
    CHEMICALS AND RELATED (7.87%)
      Avery Dennison Corp.                15,000         211,200         753,000
      Praxair, Inc.                        6,000         212,890         360,600
---------------------------------------             ------------    ------------
                                                         424,090       1,113,600
---------------------------------------             ------------    ------------
    COMMUNICATIONS AND RELATED (1.25%)
      Corning, Inc.                       24,000         131,044         177,360
---------------------------------------             ------------    ------------
    COMPUTER, SOFTWARE AND RELATED (11.35%)
      Dell Computer                        8,000         232,103         254,720
      Intel Corporation                   10,000         169,100         208,100
      International Business Machines
        Corporation                        5,000         249,675         412,500
      Oracle Systems Corporation*         48,000          75,279         576,480
      UTI Worldwide                        5,000         157,229         154,250
---------------------------------------             ------------    ------------
                                                         883,386       1,606,050
---------------------------------------             ------------    ------------
    CONSUMER PRODUCTS (12.98%)
      Black & Decker Corporation          10,000         216,760         434,500
      The Gillette Company                 7,232         166,636         230,411
      Kimberly Clark Corporation           6,000         230,820         312,840
      Wal-Mart Stores, Inc.               16,000         196,800         858,720
---------------------------------------             ------------    ------------
                                                         811,016       1,836,471
---------------------------------------             ------------    ------------
    ENVIRONMENTAL SERVICES (4.95%)
      Ionics, Inc.*                        8,000         186,800         178,960
      Waste Connection                     8,000         241,040         280,400
      Waste Management, Inc.              10,000         309,300         240,900
---------------------------------------             ------------    ------------
                                                         737,140         700,260
---------------------------------------             ------------    ------------
    FINANCIAL AND RELATED (6.05%)
      Bank of America Corporation          4,000         240,350         316,120
      Citigroup, Inc.                      5,867         231,071         251,108
      Washington Mutual, Inc.              7,000         262,220         289,100
---------------------------------------             ------------    ------------
                                                         733,641         856,328
---------------------------------------             ------------    ------------
    FOOD, BEVERAGES AND RELATED (8.59%)
      Kraft Foods                         10,000         327,500         325,500
      Pepsico, Inc.                       20,000         116,802         890,000
---------------------------------------             ------------    ------------
                                                         444,302       1,215,500
---------------------------------------             ------------    ------------
    LEISURE TIME (1.31%)
      Royal Caribbean Cruises Ltd          8,000         203,564         185,280
---------------------------------------             ------------    ------------
    MEDICAL AND RELATED (20.28%)
      Abbott Laboratories                 25,000         151,984       1,094,000
      AMGEN                                6,000         243,090         395,640
      Medtronics, Inc.                    20,000         190,438         959,400
      Pfizer, Inc.                        12,284         170,000         419,499
---------------------------------------             ------------    ------------
                                                         755,512       2,868,539
---------------------------------------             ------------    ------------
    OFFICE SUPPLIES AND EQUIPMENT (1.17%)
      Staples, Inc.*                       9,000         175,875         165,150
---------------------------------------             ------------    ------------
    RESTAURANTS (3.56%)
      Brinker International               14,000         260,961         504,280
---------------------------------------             ------------    ------------
        Total common stocks                            6,980,744      12,884,318
---------------------------------------             ------------    ------------

--------------------------------------------------------------------------------
                                       Shares or
                                principal amount            Cost    Market value
--------------------------------------------------------------------------------
SHORT-TERM DEBT (8.65%)
  U.S. Treasury bills, due July
    and August 2003                    1,223,386      $1,223,386    $  1,223,386
---------------------------------------             ------------    ------------
        Total investment securities - 99.72%        $  8,204,130    $ 14,107,704
=======================================             ============    ============
        Other assets less liabilities - 0.28%                             40,015
---------------------------------------                             ------------
        Net assets - 100.00%                                        $14,147,719
=======================================                             ============
* Non-income producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS-- YEAR ENDED JUNE 30, 2003

Investment income
     Interest                                                      $    145,620
--------------------------------------------------------           ------------
     Dividends                                                           18,105
                                                                        163,725
Operating expenses
     Investment advisory fees                              $ 107,060
     Administrative fees                                      16,000
     Custodian fees                                            6,819
     Transfer agent fees                                       9,400
     Legal fees                                                1,505
     Accounting fees                                          14,150
     Registration fees, licenses and other                     3,912
     Reports and notices to shareholders                       9,247
     Directors' fees and expenses                              9,154
     Insurance expense                                         1,800    179,047
--------------------------------------------------------   --------------------
          Net investment loss                                           (15,322)
--------------------------------------------------------           ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Realized gains
          Proceeds from sales                                           492,443
          Cost of securities sold                                       285,562
--------------------------------------------------------           ------------
               Net realized gains                                       206,881
--------------------------------------------------------           ------------
     Unrealized appreciation
          Beginning of year                                           5,536,312
          End of year                                                 5,903,574
--------------------------------------------------------           ------------
               Increase in unrealized appreciation                      367,262
--------------------------------------------------------           ------------
               Net realized and unrealized gains on investments         574,143
--------------------------------------------------------           ------------
               Increase in net assets from operations              $    558,821
========================================================           ============
See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES-- JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value
  (identified cost, $8,204,130)                                    $ 14,107,704
Cash                                                                     61,982
Dividends receivable                                                      4,490
Interest receivable                                                         602
Receivable from sales of capital stock                                  140,731
Prepaid expenses and other assets                                         1,677
---------------------------------------------------------          ------------
                                                                     14,317,186
LIABILITIES:
Payable to Portfolios, Inc 11,608
Accrued expenses and other liabilities                                      630
Payable for purchase of capital stock                                   157,229
---------------------------------------------------------          ------------
                                                                        169,467
---------------------------------------------------------          ------------
Net assets                                                         $ 14,147,719
=========================================================          ============
Net assets consist of
  Paid in capital                                                  $  8,176,085
  Distributions in excess of net investment income                      (21,804)
  Accumulated undistributed net realized
    gains on investments                                                 89,864
  Net unrealized appreciation on investments                          5,903,574
---------------------------------------------------------          ------------
Net assets applicable to 1,304,149 shares outstanding              $ 14,147,719
=========================================================          ============
Net asset value per share                                          $      10.85
=========================================================          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS-- YEARS ENDED JUNE 30

                                                           2003            2002
--------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                     $    (15,322)   $      6,955
  Net realized gains (losses) on investments            206,881        (100,267)
  Increase (decrease) in unrealized appreciation
    of investments                                      367,262      (2,547,749)
------------------------------------------------   ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations                         558,821      (2,641,061)

Distributions to shareholders
  Distributions paid from net investment income         (13,294)        (69,483)
  Distributions paid from net realized gains                 --        (152,863)
------------------------------------------------   ------------    ------------
    Decrease in net assets resulting from
      distributions to shareholders                     (13,294)       (222,346)

Capital share transactions
  Net proceeds from sale of capital stock             1,062,750         501,732
  Net asset value of shares issued as
    reinvestment of dividends                            12,780         215,728
------------------------------------------------   ------------    ------------
                                                      1,075,530         717,460

Less cost of shares repurchased                      (1,347,985)     (1,543,937)
------------------------------------------------   ------------    ------------
  Net decrease in net assets resulting
    from capital share transactions                    (272,455)       (826,477)
------------------------------------------------   ------------    ------------
  Total increase (decrease) in net assets               273,072      (3,689,884)

NET ASSETS:
Beginning of year                                    13,874,647      17,564,531
------------------------------------------------   ------------    ------------
End of year (Note)                                 $ 14,147,719    $ 13,874,647
================================================   ============    ============

Note: At June 30, 2003, undistributed net realized investment gains were $89,825, and distributions in excess of net investment income were $21,804. At June 30, 2002, accumulated distributions of net realized investment gains exceeded the net gains by $117,017, and undistributed net investment income was $6,812.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003

NOTE A-- NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES

     A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

NATURE OF OPERATIONS

     Armstrong Associates, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

VALUATION OF SECURITIES

     The Company's investments in common stocks traded on a national securities exchange or reported on the NASDAQ national market are carried at market value, which is determined by the last reported sales price on the day of valuation. Short-term debt securities are carried at cost which approximates market.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are recorded on a trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B -- FEDERAL INCOME TAXES

     As of June 30, 2003, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

NOTE C -- PURCHASES AND SALES OF SECURITIES

     For the year  ended  June 30,  2003,  purchases  and  sales of  securities,
excluding   short-term  debt  securities,   aggregated  $558,432  and  $285,579,
respectively.

     The Company paid total brokerage commissions aggregating $3,293 in 2003 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

NOTE D -- INVESTMENT ADVISORY, TRANSFER AGENT AND ADMINISTRATIVE FEES

     The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 2003, investment advisory fees to Portfolios amounted to $107,060. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2003.

     Portfolios is the transfer agent for the Company. Applicable fees and expenses of $9,400 were incurred by the Company for the year ended June 30, 2003. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At June 30, 2003, the Company owed Portfolios $11,608 in accrued fees.

NOTE E -- CAPITAL STOCK

     On June 30, 2003, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $8,176,085. Transactions in capital stock for the years ended June 30, 2003 and 2002 were as follows:

                                                    2003           2002
-----------------------------------------------------------------------
Shares sold                                      102,880         42,298
Shares issued as reinvestment of dividends         1,228         18,071
--------------------------------------------    --------       --------
                                                 104,108         60,369
  Shares redeemed                               (130,332)      (128,983)
--------------------------------------------    --------       --------
    Net decrease in shares outstanding           (26,224)       (68,614)
============================================    ========       ========

NOTE F -- DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the years ending June 30 was as follows:

                                     2003                        2002
--------------------------------------------------------------------------------
                             Amount       Per share      Amount       Per share
-------------------------  ----------    ----------    ----------    ----------
Distributions paid from
  Ordinary income          $   13,294    $      .01    $   69,483    $      .05
  Capital gains                    --            --       152,863           .11
-------------------------  ----------    ----------    ----------    ----------
                           $   13,294    $      .01    $  222,346    $      .16
=========================  ==========    ==========    ==========    ==========


CONDENSED FINANCIAL INFORMATION

Selected per Share Data and Ratios

                                     2003        2002        2001        2000        1999        1998        1997        1996
                                     ----        ----        ----        ----        ----        ----        ----        ----
Net asset value,
   beginning of year               $  10.43    $  12.56    $  15.70    $  13.53    $  12.14    $  11.61    $  10.45    $   9.70

Income (loss) from
   investment operations
      Net investment
         income (loss)                 (.01)       (.05)        .05         .01        (.01)        .03         .06         .05
      Net realized and
         unrealized gains
         (losses)on investments         .44       (1.92)      (2.00)       2.64        1.89        1.38        1.64        1.10
                                               --------    --------    --------    --------    --------    --------    --------

      Total from investment             .43       (1.97)      (1.95)       2.65        1.88        1.41        1.70        1.15
         operations
Less distributions
   Dividends from net
      investment income                 .01         .05          --          --         .04         .05         .07         .02
   Distributions from net
      realized gains                     --        0.11        1.19         .48         .45         .83         .47         .38
                                   --------    --------    --------    --------    --------    --------    --------    --------

Net asset value, end of year       $  10.85    $  10.43    $  12.56    $  15.70    $  13.53    $  12.14    $  11.61    $  10.45
                                   ========    ========    ========    ========    ========    ========    ========    ========

Total return                           4.13%     (15.85)%    (12.99)%     20.38%      16.26%      13.31%      17.19%      12.09%

Ratios/supplemental data
   Net assets, end of
      period (000's)                 14,148      13,875      17,565      20,126      17,214      15,213      14,300      13,100

   Ratio of expenses to average
      net assets                        1.3         1.2         1.2         1.2         1.2         1.3         1.4         1.4
   Ratio of net investment
      income to
      average net assets                 --          --          .4          .1         (.1)         .2          .5          .5

   Portfolio turnover rate                2%          8%          3%          3%          2%          7%          7%         19%

                                        1995     1994        1993        1992        1991        1990        1989        1988
                                        ----     ----        ----        ----        ----        ----        ----        ----
Net asset value,
   beginning of year               $   8.19    $   8.26    $   7.08    $   6.87    $   7.38    $   7.74    $   7.17    $   9.66

Income (loss) from
   investment operations
      Net investment
         income (loss)                  .02          --         .02         .06         .16         .23         .24         .09
      Net realized and
         unrealized gains
         (losses)on investments        2.12         .10        1.19         .33        (.27)        .19         .67        (.53)
                                   --------    --------    --------    --------    --------    --------    --------    --------

      Total from investment            2.14         .10        1.21         .39        (.11)        .42         .91        (.44)
         operations
Less distributions
   Dividends from net
      investment income                 .04          --         .02         .15         .23         .24         .11         .14
   Distributions from net
      realized gains                    .59         .17         .01         .03         .17         .54         .23        1.91
                                   --------    --------    --------    --------    --------    --------    --------    --------

Net asset value, end of year       $   9.70    $   8.19    $   8.26    $   7.08    $   6.87    $   7.38    $   7.74    $   7.17
                                   ========    ========    ========    ========    ========    ========    ========    ========

Total return                          27.32%       1.13%      17.12%       5.79%       (.92)%      5.93%      13.23%      (6.27)%

Ratios/supplemental data
   Net assets, end of
      period (000's)                 11,961       9,255       9,680       9,366       9,228       9,770       9,887      10,435

   Ratio of expenses to average
      net assets                        1.8         1.8         1.8         1.9         1.9         1.8         1.9         2.0
   Ratio of net investment
      income to
      average net assets                 .2          --          .2          .8         2.3         2.9         3.0         1.3

   Portfolio turnover rate               12%         15%         17%         35%         24%         44%         46%         20%

                                      1987       1986        1985        1984        1983        1982        1981        1980
                                      ----       ----        ----        ----        ----        ----        ----        ----
Net asset value,
   beginning of year               $   8.72    $   7.65    $   7.29    $  10.22    $   7.10    $   9.37    $   7.74    $   7.06

Income (loss) from
   investment operations
      Net investment
         income (loss)                  .10         .14         .24         .16         .21         .41         .24         .23
      Net realized and
         unrealized gains
         (losses)on investments        1.51        1.17        1.02       (2.51)       3.72       (1.28)       2.62        1.40
                                   --------    --------    --------    --------    --------    --------    --------    --------

      Total from investment            1.61        1.31        1.26       (2.35)       3.93        (.87)       2.86        1.63
         operations
Less distributions
   Dividends from net
      investment income                 .16         .24         .14         .20         .43         .19         .23         .13
   Distributions from net
      realized gains                    .51          --         .76         .38         .38        1.21        1.00         .82
                                   --------    --------    --------    --------    --------    --------    --------    --------

Net asset value, end of year       $   9.66    $   8.72    $   7.65    $   7.29    $  10.22    $   7.10    $   9.37    $   7.74
                                   ========    ========    ========    ========    ========    ========    ========    ========

Total return                          20.00%      17.80%      19.10%     (24.01)%     61.27%      (9.87)%     38.04%      24.08%

Ratios/supplemental data
   Net assets, end of
      period (000's)                 12,294      11,714      10,957       9,788      12,869       7,669       8,277       5,777

   Ratio of expenses to average
      net assets                        1.7         1.6         1.7         1.6         1.6         1.7         1.5         1.6
   Ratio of net investment
      income to
      average net assets                1.0         1.6         3.1         1.9         2.4         5.6         2.7         3.2

   Portfolio turnover rate               51%         54%         53%         96%         59%         34%         60%        131%

                                     1979        1978        1977        1976        1975
                                     ----        ----        ----        ----        ----
Net asset value,
   beginning of year               $   6.50    $   5.68    $   5.30    $   3.81    $   2.74

Income (loss) from
   investment operations
      Net investment
         income (loss)                  .16         .08         .04         .03         .07
      Net realized and
         unrealized gains
         (losses)on investments         .84         .78         .38        1.53        1.04
                                   --------    --------    --------    --------    --------

      Total from investment            1.00         .86         .42        1.56        1.11
         operations
Less distributions
   Dividends from net
      investment income                 .11         .04         .04         .07         .04
   Distributions from net
      realized gains                    .33          --          --          --          --
                                   --------    --------    --------    --------    --------

Net asset value, end of year       $   7.06    $   6.50    $   5.68    $   5.30    $   3.81
                                   ========    ========    ========    ========    ========

Total return                          15.17%      15.31%       8.05%      42.06%      41.46%

Ratios/supplemental data
   Net assets, end of
      period (000's)                  4,538       3,886       3,649       3,785       2,892

   Ratio of expenses to average
      net assets                        1.5         1.5         1.5         1.5         1.5
   Ratio of net investment
      income to
      average net assets                2.3         1.6         1.9          .8         2.7

   Portfolio turnover rate               97%        151%        113%        113%        210%

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b)  The  Fund  had  no  senior   securities  or  outstanding  debt  during  the
     twenty-nine-year period ended June 30, 2003.

See accompanying independent auditors' report.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio of investments in securities as of June 30, 2003, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended June 30, 2003, and the selected per share data and ratios for each of the twelve years in the period ended June 30, 2003. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc. as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2003, and the selected per share data and ratios for each of the twelve years in the period ended June 30, 2003, in conformity with accounting principles generally accepted in the United States of America.


GRANT THORNTON LLP

Dallas, Texas
July 11, 2003

OFFICER AND DIRECTOR INFORMATION

The directors of Armstrong Associates have been elected by the fund's shareholders to oversee the fund's operation and ensure that management's actions are in line with the objectives and limitations detailed in the fund's prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund's termination or the director's resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund's advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong's Statement of Additional Information, available without charge from the fund.

Name                     Position With Fund  Principal Occupation(s)
Date Of Birth            (Starting Year)     During Last 5 Years
--------------------------------------------------------------------------------
Officers/Directors
--------------------------------------------------------------------------------

C.K. Lawson              President,          President and
Sept. 14, 1936           Treasurer and       Director,
                         Director            Portfolios, Inc.
                         (1967)
--------------------------------------------------------------------------------
Candace L. Bossay        Vice President      Vice President
Oct. 12, 1948            and Secretary       and Secretary,
                         (1973)              Portfolios, Inc.

--------------------------------------------------------------------------------
Independent Directors
--------------------------------------------------------------------------------

Eugene P. Frenkel, M.D.  Director            Professor of
Aug. 27, 1929            (1981)              Internal Medicine
                                             and Radiology,
                                             Southwestern
                                             Medical School
--------------------------------------------------------------------------------
Douglas W. Maclay        Director            President, Maclay
Nov. 29, 1927            (1967)              Properties Company
--------------------------------------------------------------------------------
R.H. Stewart Mitchell    Director            Private Investor
Mar. 14, 1930            (1982)
--------------------------------------------------------------------------------
Cruger S. Ragland        Director            Retired President,
Aug. 7, 1933             (1982)              Ragland Insurance
                                             Agency, Inc.;
                                             Director of Solar
                                             Kinetics, Inc.
--------------------------------------------------------------------------------
Ann D. Reed              Director            Private Investor
Sept. 6, 1933            (1981)
--------------------------------------------------------------------------------

CUSTODIAN                               AUDITORS
Union Bank of California, N.A.          Grant Thornton LLP
San Francisco, California               Dallas, Texas

TRANSFER AGENT                          INVESTMENT ADVISOR
Portfolios, Inc.                        Portfolios, Inc.
Dallas, Texas                           Dallas, Texas

--------------------------------------------------------------------------------

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                      -----
                                       aai
                                      -----
                            armstrong associates inc.
                      750 N. St. Paul, Suite 1300, L.B. 13
                               Dallas, Texas 75201
                                 (214) 720-9101
                               FAX: (214) 871-8948

ITEM 2.   CODE OF ETHICS.

          Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

          (a)  Not applicable at this time.

          (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

August 28, 2003